INTANGIBLE ASSETS - Summary of intangible assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 14,185	¥ 14,185
Less: Accumulated amortization	(4,277)	(966)
Accumulated impairment loss	(9,831)	0
Finite-Lived Intangible Assets, Net	77	13,219
Student Base [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,510	12,510
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 1,675	¥ 1,675